SUPPLEMENT DATED JANUARY 20, 2016 TO

THE PROSPECTUS DATED DECEMBER 10, 2015

INCAPITAL UNIT TRUST, SERIES 108

European Dividend Builders Portfolio, 4Q 2015 (the “Trust”)

File No. 333-207610

Notwithstanding anything to the contrary in the prospectus, as of January 19, 2016, shares of Aktiebolaget Volvo (ticker: VOLVY) are no longer included in the Trust’s portfolio.

Please keep for future reference.